Reserve Fund (Tables)	12 Months Ended
Dec. 31, 2023
Reserve Fund [Abstract]
Schedule of Reserve Fund is Comprised of Cash and Cash Equivalents	The Reserve Fund is comprised of cash and cash equivalents, U.S. Treasury securities and corporate bonds held at banks and brokerage firms as follows:
	December 31, 2023	December 31, 2022
a. Cash and cash equivalents	$16,522	$5,824

b. Financial assets at fair value through other comprehensive income:
Short-term investments (*)
U.S. Treasury securities	986	6,141
Corporate bonds – marketable investments	15,996	12,332
Total short-term investments	16,982	18,473

Long-term investments (*)
U.S. Treasury securities	901	474
Corporate bonds and loans (principally) – marketable investments	-	11,252
Total long-term investments	901	11,726
Total Reserve Fund	$34,405	$36,023
(*)	Classified as Level 1 inputs in the fair value hierarchy.